Cover	Jun. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2023
Entity Registrant Name	NorthStar Healthcare Income, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55190
Entity Tax Identification Number	27-3663988
Entity Address, Address Line One	4350 East West Highway, Suite 1050
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	10016
City Area Code	(929)
Local Phone Number	777-3135
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0001503707
Amendment Flag	false